Description of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Description of Operations and Basis of Presentation [Abstract]
DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 — DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

Description of operations — Heritage Distilling Holding Company, Inc. (“HDHC” or the “Company”) is a Delaware corporation that was formed for the purpose of investing in, managing, and/or operating businesses that are engaged in the production, sale, or distribution of alcoholic beverages. The Company is headquartered in Gig Harbor, Washington and has two wholly owned subsidiaries: Heritage Distilling Company, Inc. (“HDC”) and IP Strategy, LLC (“IP Strategy LLC”) that are included in the condensed consolidated financial statements.

HDC has operated since 2011 as a craft distillery making a variety of whiskeys, vodkas, gins and rums as well as Ready-to-Drink (“RTD”) beverages and operates distillery tasting rooms in Washington and Oregon.

IP Strategy LLC was formed in September 2025 as a subsidiary of Heritage Distilling Holding Company, Inc. to accumulate and hold Story $IP Tokens (“$IP Tokens”), the native cryptocurrency of the Story Network, and to house validator and related cryptocurrency operations. Under the digital currency treasury strategy adopted in 2025, the Company purchases and holds $IP Tokens for long term investment purposes.

Initial Public Offering — On November 25, 2024, the Company closed an initial public offering (“IPO”) of 84,375 shares of common stock at $80 per share. Concurrently, the Company also closed a private offering of 19,110 common warrants to purchase shares of common stock with an exercise price of $0.20 per share at $79.80 per warrant. (See Note 8.)

Rebranding and Change in Ticker Symbol — In September 2025, the Company rebranded as “IP Strategy”, reflecting its evolution into a public-market vehicle focused on the accumulation of $IP Tokens. In connection with the rebranding, the Company’s Nasdaq ticker symbol was changed from “CASK” to “IPST” and the Company commenced trading under the new symbol at the market open on September 22, 2025.

Registration of Common Stock — On January 24, 2025, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933 to register the resale of up to a maximum of 250,000 shares of common stock and 3,358 shares of common stock issuable upon the exercise of the Commitment Warrants (as defined below) of the up to $15,000,000 aggregate gross purchase price of shares of common stock (the “ELOC Shares”) that have been or may be issued by us to the investor (the “ELOC Investor”) pursuant to the Securities Purchase Agreement, dated as of January 23, 2025, between the Company and the ELOC Investor (the “ELOC Purchase Agreement”), establishing a committed equity facility (the “Facility” or “Equity Line of Credit”). The 3,358 shares of common stock issuable to the Investor upon the exercise of a stock purchase warrants with an exercise price of $0.02 per share (the “Commitment Warrants”) were issued pursuant to the ELOC Purchase Agreement that the Company and the ELOC Investor entered into in a letter agreement dated January 23, 2025 under which the Investor shall not be allowed to exercise the Commitment Warrants for a number of shares of common stock that would give it and its affiliates beneficial ownership of an amount of common stock greater than 1% of the total outstanding common stock after giving effect to such conversion. In February 2025, the ELOC Investor exercised the Commitment Warrants for $67.

On June 13, 2025, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933 to register the resale of up to a maximum of an additional 500,000 ELOC Shares (the “June 2025 ELOC Registration Statement”), for an aggregate of 750,000 ELOC Shares available under the ELOC Purchase Agreement, which was approved by the shareholders on June 24, 2025.

Basis of Presentation — The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company’s wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in the consolidation process. Certain accounts relating to the prior year have been reclassified to conform to the current period’s presentation. These reclassifications had no effect on the net income/(loss) or net assets as previously reported.

Stock Splits — On May 11, 2024, the Board and Stockholders of the Company approved, and on May 14, 2024 the Company effected, a. 57-for-1 reverse stock split of the Company’s common stock. All share and per share numbers included in these financial statements as of and for all periods presented reflect the effect of that stock split unless otherwise noted. On September 18, 2025, the Stockholders approved an amendment to the Company’s Certificate of Incorporation to effect a reverse stock split of the Company’s common stock at a reverse stock split ratio ranging from 1:5 to 1:20, without reducing the authorized number of shares of common or preferred stock or changing the par value per share of the common stock, and to authorize the Board to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock split, without further approval or authorization of the Company’s stockholders. On October 16, 2025, the Board approved, and on November 5, 2025 the Company effected, a 1-for-20 reverse stock split of the Company’s common stock. All share and per share numbers included in these financial statements as of and for all periods presented also reflect the effect of that stock split unless otherwise noted.

All share and per share numbers presented in these financial statements have been rounded individually. As a result, totals may reflect the effect of differences between: aggregating the individually rounded component numbers; and the rounding of the total of the individual component numbers. In cases where rounding occurred, the amount of the rounding difference is not material and are considered to be insignificant. The aggregate effect of rounding down fractional shares and the respective payout of paid in capital is reported in the aggregate where significant, including the condensed consolidated statements of stockholders’ equity.

Unaudited Interim Financial Information — The accompanying condensed consolidated balance sheet as of September 30, 2025, the condensed consolidated statement of operations and the condensed consolidated statements of stockholders’ equity, for the nine months ended September 30, 2025 and 2024, and the condensed consolidated statement of cash flows for the nine months ended September 30, 2025 and 2024 are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of September 30, 2025 and the results of its operations for the nine months ended September 30, 2025 and 2024 and cash flows for the nine months ended September 30, 2025 and 2024. The financial data and other information disclosed in these notes related to the nine months ended September 30, 2025 and 2024 are also unaudited. The results for the nine months ended September 30, 2025 are not necessarily indicative of results to be expected for the year ending December 31, 2025, any other interim periods, or any future year or period.

The accompanying consolidated balance sheet as of December 31, 2024 has been derived from the Company’s audited consolidated financial statements for the year ended December 31, 2024. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2024 included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on April 28, 2025.

Liquidity and Going Concern — The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern.

As of September 30, 2025, the Company believes its current cash balances coupled with anticipated cash flow from its spirits and crypto related operating activities will be sufficient to meet its working capital requirements for at least one year from the date of the issuance of the accompanying condensed consolidated financial statements. The Company has the ability to raise additional funds by issuing equity or equity-linked securities, including through the Equity Line of Credit finalized in February 2025 or the sale of additional shares of Series B Preferred Stock, or other securities or instruments (See Notes 7 and 16). In addition, over the course of the spring and summer management held numerous discussions with additional third parties about different financing options unrelated to the Equity Line of Credit or Series B Preferred Stock that would make the use of those securities instruments no longer necessary.

On August 15, 2025, the Company closed a private placement offering (the “PIPE”) with certain institutional and accredited investors (collectively the “PIPE Investors”) for a private placement of an aggregate of 18,518,944 pre-funded warrants (the “Pre-Funded Warrants”) to acquire shares of common stock. The purchase price for the Pre-Funded Warrants was the price of the Company’s common stock of $12.086 per share (the “Share Price”) less $0.002, or $12.084 per Pre-Funded Warrant, for an aggregate purchase price of $223.8 million, before deducting placement agent fees and other offering expenses. In connection with the PIPE, the Company announced its digital asset treasury reserve strategy, pursuant to which the Company plans to use $IP Tokens as its primary treasury reserve asset on an ongoing basis. (See Note 8.)

Risks and Uncertainties

Intangible Digital Assets and Cryptocurrency Risks

The Company is subject to various risks including market risk, liquidity risk, and other risks related to its concentration of its assets in a single asset class, $IP Tokens. Investing in $IP Tokens is currently highly speculative and volatile.

The Fair Value of the Intangible Digital Assets line item in the Company’s balance sheet at September 30, 2025, calculated by reference to the principal market price in accordance with U.S. GAAP, relates primarily to the value of the $IP Tokens held by the Company and fluctuations in the price of $IP Tokens could materially and adversely affect an investment in shares of the Company’s common stock. The price of $IP Tokens has a limited history. During such history, $IP Token prices have been volatile and subject to influence by many factors, including the levels of liquidity. If digital asset markets continue to experience significant price fluctuations, the Company may experience losses. Several factors may affect the price of $IP Tokens, including, but not limited to, global $IP Token supply and demand, theft of $IP Tokens from global trading platforms or vaults, failure of a custodian holding the Company’s $IP Tokens, competition from other forms of digital currency or payment services, global or regional political, economic or financial conditions, and other unforeseen events and situations.

The $IP Tokens held by the Company are assets of the Company and the Company’s stockholders have no specific rights to any specific $IP Token(s). In the event of the insolvency of the Company, its assets may be inadequate to satisfy a claim by its creditors or stockholders.

There is currently no clearing house for $IP Tokens, nor is there a central or major depository for the custody of $IP Tokens. There is a risk that some or all of the Company’s $IP Tokens could be lost or stolen. There can be no assurance that any custodian of the Company’s $IP Tokens will maintain adequate insurance or that such coverage will cover losses with respect to the Company’s $IP Tokens. Further, transactions in $IP Tokens are irrevocable. Stolen or incorrectly transferred $IP Tokens may be irretrievable. As a result, any incorrectly executed $IP Token transactions could adversely affect an investment in the Company.

The Securities and Exchange Commission (the “SEC”) has stated that certain digital assets may be considered “securities” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC in the past have indicated that the SEC did not consider Bitcoin or Ether to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their digital assets are not securities. On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several other digital assets on the basis that the digital assets in question are securities and has not formally or explicitly confirmed that it does not deem Ether to be a security. In June 2023, the SEC brought charges against the Digital Asset Trading Platforms Binance and Coinbase for alleged violations of a variety of securities laws. In November 2023, the SEC brought charges against the Digital Asset Trading Platform Kraken for alleged violations of a variety of securities laws. In these complaints, the SEC asserted that Solana (“SOL”) is a security under the federal securities laws. In

September 2024, the SEC filed an enforcement action against Mango Labs, LLC, Mango DAO, and Blockworks Foundation, and in October 2024, the SEC filed an enforcement action against Cumberland DRW, LLC, in both instances describing a number of digital assets, including SOL, as examples of “crypto assets that are offered and sold as securities.”

If $IP Tokens are determined to be a “security” under federal or state securities laws by the SEC or any other agency, or in a proceeding in a court of law or otherwise, it may have material adverse consequences for $IP Tokens. For example, it may become more difficult for $IP Tokens to be traded, cleared and custodied as compared to other digital assets that are not considered to be securities, which could, in turn, negatively affect the liquidity and general acceptance of $IP Tokens and cause users to migrate to other digital assets. As such, any determination that $IP Tokens are a security under federal or state securities laws may adversely affect the value of $IP Tokens and, as a result, an investment in the Company.

In addition, if $IP Tokens are in fact a security, the Company could be considered an unregistered “investment company” under the Investment Company Act of 1940, which could necessitate the Company’s liquidation or delisting delisting from the exchange upon which the Company’s stock is traded. In this case, the Company and any sponsors of $IP Tokens may be deemed to have participated in an illegal offering of investment company securities and there is no guarantee that the sponsor or the Company will be able to register under the Investment Company Act of 1940 at such time, or take such other actions as may be necessary to ensure the Company’s activities comply with applicable law, which could force the Company to liquidate.

As with any computer network, digital asset networks are vulnerable to various kinds of attacks and disruptions. For example, on September 14, 2021, the Solana Network experienced a significant disruption, later attributed to a type of denial of service attack, and was offline for 17 hours, only returning to full functionality 24 hours later. While persons associated with Solana Labs and/or the Solana Foundation are understood to have played a key role in bringing the network back online, the broader community also played a key role, as Solana validators coordinated to upgrade and restart the network. The Solana Network subsequently experienced similar disruptions, and has been subject to multiple similar outages throughout its history. Any such similar outages in the future could have a material adverse effect on the value of $IP Tokens and an investment in the Company.

Furthermore, like any smart contract platform that utilizes bridge technology, digital assets transferred to or from other blockchains are vulnerable to certain types of exploits. For example, on February 3, 2022, hackers were able to manipulate the Wormhole bridge smart contract code which enables the transfer of certain digital assets to the Solana Network, to divert approximately 120,000 Ether from the Wormhole bridge to the attacker’s Ethereum wallet. While Jump Crypto, the creators of the Wormhole bridge, replenished the stolen Ether, effectively backstopping user losses, they or other creators may not be able to do so again in the future. The development of bridges on the Solana Network is ongoing and further attacks on bridges compatible with the Solana Network could have a material adverse effect on the value of $IP Tokens and an investment in the Company.

To the extent a private key required to access an $IP Token address is lost, destroyed or otherwise compromised and no backup of the private keys are accessible, the Company may be unable to access the $IP Tokens controlled by the private key and the private key will not be capable of being restored by the Story Network. The processes by which $IP Token transactions are settled are dependent on the $IP Token peer-to-peer network, and as such, the Company is subject to operational risk. A risk also exists with respect to previously unknown technical vulnerabilities, which may adversely affect the value of $IP Tokens.

The Company relies on third-party service providers to perform certain functions essential to its operations. Any disruptions to the Company’s service providers’ business operations resulting from business failures, financial instability, security failures, government mandated regulation or operational problems could have an adverse impact on the Company’s ability to access critical services and be disruptive to the operations of the Company.

If the Company were to liquidate a significant block of $IP Tokens in a single transaction, this may adversely impact the price per $IP Token in the market. Although substantial portions of the $IP Tokens are subject to lock-up restrictions, there could be liquidity risk if the Company were to sell a significant block of $IP Tokens.

The Company and any transaction sponsors of the $IP Tokens may be subject to various litigation, regulatory investigations, and other legal proceedings that arise in the ordinary course of business.

Global Conflict, International Relations, Tariffs and Market Reactions

Management continues to monitor the changing landscape of global conflicts, international relations and related market responses, and their potential impacts on its business. Significant among these are ongoing tariff and countervailing tariffs the United States and several countries around the world. The scale and reach of the trade war initially impacted the public markets negatively and escalated the war of words and saber rattling between the United States and its primary economic adversaries, further elevating tensions. While the Company is not directly impacted in a significant way by the tariff battles, it does continue to create ongoing uncertainty in the macro economy and could have an impact on consumers and their buying behavior. Uneasy consumers may choose to forgo making purchases that they do not deem to be essential, thereby impacting the Company’s growth plans.

Inflation

Based on recent data from Federal Reserve Bank, and as indicated by recent cuts in the prime lending rates, inflation appears to be cooling off. Pockets of inflation continue to persist in some parts of the country, particularly where wage pressure and energy prices remain above the national average. If inflation were to begin to rise rapidly again it could put cost pressure on the Company faster than it can raise prices on its products. In such cases the Company could lose money on products, or its margins or profits could decline. In other cases, consumers may choose to forgo making purchases that they do not deem to be essential, thereby impacting the Company’s growth plans. Likewise, labor pressures could continue to increase as employees become increasingly focused on their own standard of living, putting upward labor costs on the Company before the Company has achieved some or all of its growth plans. Management continues to focus on cost containment and is monitoring the risks associated with inflation and will continue to do so for the foreseeable future.

U.S. Government and State Legislative Items

The U.S. government is emerging from its longest recorded shutdown, which while in shutdown mode, directly impacted the Company’s ability to conduct certain basic parts of its business. It also means some of its customers who are reliant on federal paychecks were having to make difficult decisions on affording basic needs in the absence of their normal paychecks. Another 42 million Americans lost access to SNAP benefits beginning November 1, 2025. While the Company has never accepted SNAP benefits as a form of payment, the news about the broader impact to the economy of this shutdown could push the broader consumer sentiment down, further undermining the consumer’s decisions to purchase items the Company produces, which are priced at premium levels and are considered non-essential.

Any government shutdown also directly impacts the Company‘s operations in that the U.S. Tax, Tariff and Trade Bureau (TTB), which regulates beer, wine and spirits producers in the US. A shutdown impacting TTB halts the ability for alcohol producers to secure new or amended permits, transfer in bond permits, new formula or label approvals and other approvals and permissions needed for specific parts of the business. A TTB closure means the Company cannot secure new approvals for new products or new labels, delaying revenue opportunities or getting branded products to market in partnership with our Tribal Beverage Network tribal partners.

In addition, the SEC was closed during the government shutdown, meaning the pending registration statement for the shares resulting from the August 15, 2025 PIPE transaction has been delayed. The PIPE agreement required all shares to be registered no more than 90 after the S-1 was first filed. That date is November 24, and if the S-1 is not made effective by then, the penalty equals 2% of the PIPE proceeds per month up to a maximum of 3 months. At $223.8 million raised this could be approximately $13.4 million in penalties unless the Company secures a waiver from the PIPE investors, which they are not obligated to approve. A shutdown at the SEC also impacts the ability for the Company to secure other types of financings that may require SEC review or action.

Recent elections in November 2025 create a mixed picture of where the consumer and the general electorate may be headed in 2026. Local and regional elections cementing legislative power in one party or another look likely to further embolden policies in some states that may lead to higher taxes, more regulation, upward wage pressure and consumer uncertainty in 2026. There is a risk that this will increase costs for the Company where it is no longer competitive in certain areas, or that the consumer elects to tighten their wallets for fear of uncertain economic impacts ahead for them. Because the Company’s products are priced at a premium and are considered non-essential items, this could result in lower sales for the Company’s spirits products overall.

Tariff Specific Risks

In the first quarter of 2025, the Trump administration announced the imposition of 25% tariff on aluminum, which could increase prices for aluminum cans, impacting the input costs for the Company’s RTDs. In June 2025 this was increased to 50% for virtually all countries except the United Kingdom. The Company remains firm that the Company’s exposure to the cost of tariffs on other direct inputs remains low, and retaliatory tariffs on American products has no impact on the Company’s current customer base or revenue as the Company does not export.

The Company’s suppliers source some of the Company’s glass bottles from markets in Asia subject to recent tariff increases announced by the Trump administration in the first quarter of 2025, April 2025 and August 2025. The Company does not believe these tariffs will materially impact gross margin as these glass bottles are used to make the Company’s most premium and highest priced products. The Company is also working with its glass bottle suppliers to ensure source diversification away from zones subject to the highest levels of tariffs.

The Company sources some labels and printed collateral from suppliers in Canada, and recent tariffs announced by the Trump administration on Canadian imports in the first quarter of 2025 could impact those items. However, these labels and print collateral items typically have a cost ranging from $0.10 to $1.00 each, and because these labels and print items are used for the Company’s most expensive and premium products, the Company does not believe the imposition of tariffs on those items will have a material effect on gross margin for those products. (See Global Conflict, International Relations and Market Reactions discussion above for further context).

Risks Associated with NOL Carryforwards, Tax Liabilities and Fluctuations Between Reporting Periods

As of September 30, 2025, the Company recorded a provision for income taxes (of 21%) and a deferred income tax liability of $49,426,794 based on its year to date net income before income taxes. In recording the deferred tax liability, the Company fully reserved against its net operating loss carryforwards, not assuming the use of any of its accrued loss carryforwards at this time. The Company is awaiting the completion of a Section 382 net operating loss (“NOL”) review to determine to what extent past NOLs can be used moving forward, and if so, how much and over what period of time they can be used. As of December 31, 2024, the Company had $61,234,307 in federal net operating loss carryforwards, some or all of which could be used to offset the currently booked net income to reduce any possible tax liability. The need for the Section 382 review was triggered by the August 15, 2025 PIPE’s size and total number of new shares issued relative to the Company’s previously outstanding shares of common stock and the ownership changes thereof. The Company anticipates the Section 382 report will be finalized prior to year end, which would allow for a full year tax and NOL reconciliation taking into account the $IP Token’s value as of December 31, 2025 and any resulting gain or loss to be recognized based on that final price.

While the Company believes some amount of the NOLs will be available to use in the future, since the amount cannot yet be quantified, the Company has elected to fully reserve against the use of any such tax benefits at this time. Further, the net income and the resulting tax for the nine month period ending September 30, 2025 is based on the fair value of $8.54 per $IP Token as of September 30, 2025. Given the closing price of the $IP Token of $3.32 subsequent to September 30, 2025 (at the close of November 13, 2025), the currently reported gain on change in fair value of intangible digital assets reported for the nine month period ending September 30, 2025 would necessarily assumed to be offset by losses on change in fair value of intangible digital assets in the quarter ended December 31, 2025. The Company would then anticipate reducing or eliminating any tax liability in the aggregate for the full year ending December 31, 2025. (See also “Risks and Uncertainties”. — Note 1.)

There is a risk that the Company is not able to use all of its NOLs to offset income and tax liabilities resulting from our revenue and change in fair value of our intangible digital assets. There is also a risk that because of the volatility of the $IP Token between reporting quarters, that large swings in the closing price of the $IP Token at the end of each reporting period could result in large increases or decreases in the change in fair value of those intangible digital assets. As a result, the Company’s estimate of a full year’s net income and resulting tax liability at any one point in time during the tax year is subject to dramatic changes from reporting period to reporting period and can only be known after the full year has ended. There could be large swings (both positive and negative) between each quarter’s net income or loss due to the change in fair value of the intangible digital asset, and such swings (both positive and negative) may not be fully representative of the actual full year’s net income, nor the amount of tax due for the year.

NOTE 1 — DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

Description of operations — Heritage Distilling Holding Company, Inc. (“HDHC” or the “Company”) is a Delaware corporation, for the purpose of investing in, managing, and/or operating businesses that are engaged in the production, sale, or distribution of alcoholic beverages. The Company is headquartered in Gig Harbor, Washington and has one wholly owned subsidiary, Heritage Distilling Company, Inc. (“HDC”), that is included in the consolidated financial statements.

HDC has operated since 2011 as a craft distillery making a variety of whiskeys, vodkas, gins and rums as well as Ready-to-Drink (“RTD”) beverages and operates distillery tasting rooms in Washington and Oregon.

Initial Public Offering — On November 25, 2024, the Company closed an initial public offering (“IPO”) of 84,375 shares of common stock at $80.00 per share. Concurrently, the Company also closed a private offering of 19,110 common warrants to purchase shares of common stock with an exercise price of $0.20 per share at $79.80 per warrant. (See Note 9.)

Subsequent Registration of Common Stock — Subsequent to December 31, 2024, on January 24, 2025, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933 to register up to a maximum of 250,000 shares of common stock and 3,358 shares of common stock issuable upon the exercise of the Commitment Warrants of the up to $15,000,000 aggregate gross purchase price of shares of common stock (the “ELOC Shares”) that have been or may be issued by us to the ELOC Investor (the “Investor”) pursuant to the Securities Purchase Agreement, dated as of January 23, 2025, between the Company and the Investor (the “ELOC Purchase Agreement”), establishing a committed equity facility (the “Facility” or “Equity Line of Credit”). The 3,358 shares of common stock issuable to the Investor upon the exercise of a stock purchase warrant with an exercise price of $0.02 per share (the “Commitment Warrants”) were issued pursuant to the ELOC Purchase Agreement that the Company and the Investor entered into in a letter agreement dated January 23, 2025 under which the Investor shall not be allowed to exercise the Commitment Warrants for a number of shares of common stock that would give it and its affiliates beneficial ownership of an amount of common stock greater than 1% of the total outstanding common stock after giving effect to such conversion. In February 2025, the Investor exercised the Commitment Warrants for $67.

Business Combination Agreement — On December 9, 2022, the Company entered into a business combination agreement (as amended, the “Business Combination Agreement”) with a publicly-traded special purpose acquisition company (“SPAC”). On May 18, 2023, the Business Combination Agreement was terminated and deferred expenses related to the transaction were expensed. Subsequent to the termination of the Business Combination, the Company successfully consummated an initial public offering (“IPO”) on November 25, 2024.

Basis of Presentation — The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company’s wholly-owned subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process. Certain accounts relating to the prior year have been reclassified to conform to the current period’s presentation. These reclassifications had no effect on the net loss or net assets as previously reported.

Stock Splits — On May 11, 2024, the Board and Stockholders of the Company approved, and on May 14, 2024 the Company effected, a .57-for-1 reverse stock split. All share and per share numbers included in these financial statements as of and for all periods presented reflect the effect of that stock split unless otherwise noted. On September 18, 2025, the Stockholders approved an amendment to the Company’s Certificate of Incorporation to effect a reverse stock split of the Company’s common stock at a reverse stock split ratio ranging from 1:5 to 1:20, without reducing the authorized number of shares of common or preferred stock or changing the par value per share of the common stock, and to authorize the Board to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock split, without further approval or authorization of the Company’s stockholders. On October 16, 2025, the Board approved, and on November 5, 2025 the Company effected, a 1-for-20 reverse stock split. All share and per share numbers included in these financial statements as of and for all periods presented also reflect the effect of that stock split unless otherwise noted.

All share and per share numbers presented in these financial statements have been rounded individually. As a result, totals may reflect the effect of differences between: aggregating the individually rounded component numbers; and the rounding of the total of the individual component numbers. In cases where rounding occurred, the amount of the rounding difference is not material and are considered to be insignificant. The aggregate effect of rounding down fractional shares and the respective payout of paid in capital is reported in the aggregate where significant, including the condensed consolidated statements of stockholders’ equity.

Liquidity and Going Concern — The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern. The Company’s recurring net losses, negative working capital, increased accumulated deficit and stockholders’ deficit, raise substantial doubt about its ability to continue as a going concern. During the year ended December 31, 2024, the Company recorded net income of approximately $0.7 million (of which approximately $14.8 million of the net income stemmed from gain on investment and the decrease in fair value of certain convertible notes and warrants) and reported net cash used in operations of approximately $11.2 million. On December 31, 2024, the accumulated deficit was approximately $74.1 million and the stockholders’ equity was approximately $0.8 million. Excluding the approximately $14.8 million from the 2024 increase in fair value (approximately $6.0 million inception to date increase in fair value) of the aforementioned convertible notes and warrants: the Company would have incurred a 2024 net loss of approximately $14.1 million; and, at December 31, 2024, the accumulated deficit would have been approximately $68.2 million and the stockholders’ deficit would have been approximately $6.8 million. In connection with these consolidated financial statements, management evaluated whether there were conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to meet its obligations as they become due within one year from the date of issuance of these financial statements. Management assessed that there were such conditions and events, including a history of recurring operating losses, and negative cash flows from operating activities, and significant current debt obligations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of December 31, 2024, the Company believes its current cash balances coupled with anticipated cash flow from operating activities may not be sufficient to meet its working capital requirements for at least one year from the date of the issuance of the accompanying consolidated financial statements. The Company has the ability to raise additional funds by issuing equity or equity-linked securities, including through the equity line of credit (ELOC) finalized in February 2025 or the sale of additional shares of Series B Preferred Stock, or other securities or instruments (see Note 17). In addition, management is in discussion with additional third parties about different financing options unrelated to the ELOC or Series B Preferred Stock that would make the use of those securities instruments no longer necessary. The Company is evaluating different term sheets to evaluate the best path forward.

The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

Risks and Uncertainties

Global Conflict

Management continues to monitor the changing landscape of global conflicts and their potential impacts on its business. First among these concerns is the ongoing conflict in Ukraine, which has caused disruption in the grain, natural gas and fertilizer markets, and the result of which is uncertainty in pricing for those commodities. Because the Company relies on grains for part of its raw inputs, these disruptions could increase the supply costs. However, since the Company sources all its grain from local or known domestic suppliers, management considers that the impact of the Ukraine war is not significant based on the Company’s history and relationship with the existing farmers and growers. The other potential conflict the Company monitors is the threatening military activity between

China and Taiwan. The Company used to source its glass bottles from suppliers in China and has recently migrated this production to Taiwan. Although the Company now has what it considers an adequate supply of its glass bottles at the current utilization rate, considering the potential disruption in Taiwan, the Company has started to evaluate new producers who can produce glass bottles in other countries. Finally, most recently the attacks on Israel and the resulting and potentially escalating tensions in the region could feed uncertainty in the oil markets, impacting prices for fuel, transportation, freight and other related items, impacting costs directly and indirectly leading to more inflation.

Inflation

The inflation rate could remain high in the foreseeable future. This could put cost pressure on the Company faster than it can raise prices on its products. In such cases the Company could lose money on products, or its margins or profits could decline. In other cases, consumers may choose to forgo making purchases that they do not deem to be essential, thereby impacting the Company’s growth plans. Likewise, labor pressures could continue to increase as employees become increasingly focused on their own standard of living, putting upward labor costs on the Company before the Company has achieved some or all of its growth plans. Management continues to focus on cost containment and is monitoring the risks associated with inflation and will continue to do so for the foreseeable future.

U.S. Government Operations

The chance that continued inaction in Congress to secure final passage of annual spending bills puts the Company at risk of a government shutdown, which could impact its ability to secure certain federal permits through the Alcohol and Tobacco Tax and Trade Bureau (the “TTB”), including transfer in bond permits, and formula or label approvals. Likewise, tribal partners the Company is working with to open HDC branded distilleries and tasting rooms will rely on securing their own TTB permits. Any government shutdown could slow down progress on development, opening or operating those locations.

Tariffs

In the first quarter of 2025, the Trump administration announced the imposition of 25% tariff on aluminum, which could increase prices for aluminum cans, impacting the input costs for the Company’s RTDs. In late March and early April the Trump administration instituted blanket tariffs of varying amounts on virtually all countries, resulting in market and consumer apprehension and retaliatory tariffs from many nations on American made goods. The Company remains firm that the Company’s exposure to the cost of tariffs on direct inputs remains low, and retaliatory tariffs on American products has no impact on the Company’s current customer base or revenue as the Company does not export. It is too soon to tell what the trickle down or secondary cost impacts will be on the Company’s business operations from the tariffs on imported goods.

The Company’s suppliers source some of the Company’s glass bottles from markets in Asia subject to recent tariff increases announced by the Trump administration in the first quarter of 2025 and April 2025. The Company does not believe these tariffs will materially impact gross margin as these glass bottles are used to make the Company’s most premium and highest priced products.

The Company source some labels and printed collateral from suppliers in Canada, and recent tariffs announced by the Trump administration on Canadian imports in the first quarter of 2025 could impact those items. However, these labels and print collateral items typically have a cost ranging from $0.10 to $1.00 each, and because these labels and print items are used for the Company’s most expensive and premium products, the Company does not believe the imposition of tariffs on those items will have a material effect on gross margin for those products.